SEC Registration Nos.
Nos. 811-09877 and 333-34122

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
Post-Effective Amendment No. 31            XX
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940
Amendment No. 33                         XX
Calvert Social Index Series, Inc.
(Exact Name of Registrant as Specified in Charter)
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Registrant's Telephone Number: (301) 951-4800
Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
[   ] Immediately upon filing pursuant to paragraph (b)
[X] on June 19, 2015, pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on [date] pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on [date] pursuant to paragraph (a)(2) of rule 485.
 If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing (Post-Effective Amendment No. 31) is to designate a new effective date, June 19, 2015, for the Registrant’s Post-Effective Amendment No. 28 filed on February 17, 2015, pursuant to the Securities Act of 1933 (the “Securities Act”), relating to Calvert U.S. Large Cap Growth Responsible Index Fund and Calvert U.S. Large Cap Value Responsible Index Fund (the “Funds”), each a series of the Registrant. Post-Effective Amendment No. 29 filed on April 21, 2015, pursuant to Rule 485(b) of the Securities Act, made non-material changes to the prospectus and statement of additional information for the Funds initially filed under Post-Effective Amendment No. 28. Post-Effective Amendment No. 30 was filed on May 13, 2015, for the sole purpose of designating a new effective date, June 12, 2015.
Parts A, B and C of Post-Effective Amendment No. 29 are incorporated herein by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda and State of Maryland on the 10th day of June 2015.

CALVERT SOCIAL INDEX SERIES, INC.
By:
_____________**_____________
John H. Streur
President and Director

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 10th day of June 2015.

Signature	Title

__________**____________ D. WAYNE SILBY	DIRECTOR

__________**____________ JOHN G. GUFFEY, JR.	DIRECTOR

__________**____________ JOHN H. STREUR	PRESIDENT AND DIRECTOR (PRINCIPAL EXECUTIVE OFFICER)

__________**____________ VICKI L. BENJAMIN	TREASURER (PRINCIPAL FINANCIAL OFFICER)

__________**____________ REBECCA L. ADAMSON	DIRECTOR

__________**____________ RICHARD L. BAIRD, JR.	DIRECTOR

__________**_____________ JOY V. JONES	DIRECTOR

__________**____________ TERRENCE J. MOLLNER	DIRECTOR

__________**____________ SYDNEY A. MORRIS	DIRECTOR

__________**____________ MILES D. HARPER, III	DIRECTOR

**By: /s/ Lancelot A. King
                Lancelot A. King
Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant’s Post-Effective Amendment No. 28, filed February 17, 2015, Accession Number 0001105446-15-000011.